PRUDENTIAL INVESTMENTS FUNDS

Supplement dated March 20, 2017 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information (“SAI”) of the Funds Listed Below

Effective on or about April 10, 2017, the following changes are made to each Fund’s Summary Prospectus, Statutory Prospectus and SAI. This supplement should be read in conjunction with your Summary Prospectus, Statutory Prospectus and SAI, be retained for future reference and is in addition to any existing Fund supplements.

1.	In each Fund’s Summary Prospectus and Statutory Prospectus section entitled Fund Summary — Fund Fees and Expenses, the following sentence is added to the end of the first paragraph:

More information about these discounts as well as other waivers or discounts is available in Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries.

2.	In each Fund’s Statutory Prospectus section entitled How to Buy, Sell and Exchange Fund Shares — Choosing a Share Class, the first paragraph after the bullet points is deleted and replaced with the following:

If your shares are held through a financial intermediary, you should discuss with your intermediary which share classes of the Fund are available to you and which share class may best meet your needs. Certain financial intermediaries through which you may purchase shares of the Fund may impose their own investment minimums, fees, policies and procedures for purchasing, exchanging and selling Fund shares, which are not described in this Prospectus or the SAI, and which will depend on the policies, procedures and trading platforms of the financial intermediary. Consult your financial intermediary about share class availability and the intermediary’s policies, procedures and other information. The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. See “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” for additional information. The Fund has advised financial intermediaries of the share class features and guidelines, per the Prospectus, and it is their responsibility to monitor and enforce these guidelines with respect to shareholders purchasing shares through financial intermediaries.

3.	In each Fund’s Statutory Prospectus section entitled How to Buy, Sell and Exchange Fund Shares — Reducing or Waiving Class A’s and Class C’s Sales Charges — Other Types of Investors, the sixth bullet and the paragraph after the bullet are deleted and replaced with the following:
•	Clients of financial intermediaries, who (i) offer Class A shares through a no-load network or platform, (ii) charge clients an ongoing fee for advisory, investment, consulting or similar services, or (iii) offer self-directed brokerage accounts or other similar types of accounts that may or may not charge transaction fees to customers.

To qualify for a waiver of the Class A or Class C sales charges at the time of purchase (including exchanges of share classes within the Fund), you must notify the Transfer Agent, or the Distributor must be notified by the financial intermediary facilitating the purchase, that the transaction qualifies for a waiver of the Class A or Class C sales charges. The waiver will be granted subject to confirmation of your account holdings.

4.	In each Fund’s Statutory Prospectus section entitled How to Buy, Sell and Exchange Fund Shares — Qualifying for Class Q Shares — Other Types of Investors, is deleted and replaced with the following:

Class Q shares may also be purchased by Prudential (including any program or account sponsored by Prudential or an affiliate that includes the Fund as an available option), and Prudential funds, including Prudential funds-of-funds.

Class Q shares may only be offered by financial intermediaries who have an agreement with the Distributor or its affiliates to offer such shares.

Class Q shares are offered to eligible investors provided that the Fund or its affiliates are not required to make or pay any type of administrative, sub-accounting, networking or revenue sharing payments or similar fees paid to intermediaries.

5.	In each Fund’s Statutory Prospectus section entitled How to Buy, Sell and Exchange Fund Shares — Qualifying for Class Z Shares — Other Types of Investors, is deleted and replaced with the following:

 LR932

Other Types of Investors. Class Z shares also can be purchased by any of the following:

•	Certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential for whom Class Z shares of the Prudential mutual funds are an available option;
•	Current and former Directors/Trustees of mutual funds managed by PI or any other affiliate of Prudential;
•	Current and former employees (including their spouses, children and parents) of Prudential and its affiliates; former employees must have an existing investment in the Fund;
•	Prudential (including any program or account sponsored by Prudential or an affiliate that includes the Fund as an available option);
•	Prudential funds, including Prudential funds-of-funds;
•	Qualified state tuition programs (529 plans); and
•	Investors working with fee-based consultants for investment selection and allocations.
6.	In each Fund’s Statutory Prospectus section entitled How to Buy, Sell and Exchange Fund Shares — How to Sell Your Shares –90-Day Repurchase Privilege, the following is added at the end of the section:

The terms of this privilege may vary by financial intermediary. For more information, see “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries.”

7.	In each Fund’s Statutory Prospectus, after the section entitled Glossary, the following is added as “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries”:

APPENDIX A: WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN FINANICAL INTERMEDIARIES

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through the applicable intermediary to receive these waivers or discounts.

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred or back-end sales charge waivers) and discounts, as applicable, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

•	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan
•	Shares purchased by or through a 529 Plan, if applicable
•	Shares purchased through a Merrill Lynch affiliated investment advisory program
•	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform
•	Shares of funds purchased through the Merrill Edge Self-Directed platform
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
•	Shares exchanged from Class C (i.e., level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
•	Employees and registered representatives of Merrill Lynch or its affiliates and their family members
•	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

 LR932

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch

•	Death or disability of the shareholder
•	Shares sold as part of a systematic withdrawal plan as described in this prospectus
•	Return of excess contributions from an IRA Account
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1∕2
•	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
•	Shares acquired through a Right of Reinstatement
•	Shares held in retirement brokerage accounts that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only).

Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent

•	Breakpoints as described in this prospectus
•	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets
•	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)
8.	In Part II of each Fund’s SAI, in the section entitled Purchase, Redemption And Pricing Of Fund Shares –
90	Day Repurchase Privilege, the following is added at the end of the section:

The terms of this privilege may vary by financial intermediary. For more information, see “Appendix A: Waivers and Discounts Available From Certain Financial Intermediaries” in the Fund’s prospectus.

9.	In Part II of each Fund’s SAI, in the section entitled Purchase, Redemption And Pricing Of Fund Shares –

Automatic Conversion of Class B Shares, the last two paragraphs are deleted and replaced with the following:

The conversion feature may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the conversion of shares does not constitute a taxable event for federal income tax purposes. The automatic conversion of Class B shares into Class A shares may be suspended if such opinions or rulings are no longer available. If such conversions are suspended, Class B shares of the Fund will continue to be subject, possibly indefinitely, to their higher annual distribution and service fee. Shareholders should consult their tax advisers regarding the tax consequences of the conversion or exchange of shares.

EXCHANGE OF SHARE CLASSES WITHIN THE FUND. Within the Fund, investors or their financial intermediaries may wish to exchange investments in one share class of the Fund to another share class offered by the same Fund. For certain exchanges, subject to the discretion of the Manager and or its affiliates, the Fund may need to waive applicable sales charges in the share class that the shareholder is receiving and/or waive CDSC on the redeemed shares, as applicable.

Such exchanges may be subject to the continuing availability of opinions of counsel or rulings of the IRS that the exchange of shares does not constitute a taxable event for federal income tax purposes. If such opinions or rulings are no longer available, then the exchange may be a taxable event. Shareholders should consult their tax advisers regarding the tax consequences of the exchange of shares.

Please contact PMFS at (800) 225-1852 for more details on such exchanges.

 LR932

PRUDENTIAL INVESTMENTS FUNDS

The Prudential Investment Portfolios, Inc.

Prudential Balanced Fund

Prudential Conservative Allocation Fund

Prudential Jennison Growth Fund

Prudential Growth Allocation Fund

Prudential Moderate Allocation Fund

Prudential Jennison Equity Opportunity Fund

Prudential Investment Portfolios 3

Prudential Jennison Select Growth Fund

Prudential QMA Strategic Value Fund

Prudential Unconstrained Bond Fund

Prudential Real Assets Fund

Prudential QMA Global Tactical Allocation Fund

Prudential Global Absolute Return Bond Fund

Prudential Investment Portfolios 4

Prudential Muni High Income Fund

Prudential Investment Portfolios 5

Prudential Jennison Conservative Growth Fund

Prudential Jennison Rising Dividend Fund

Prudential Investment Portfolios 6

Prudential California Muni Income Fund

Prudential Investment Portfolios 7

Prudential Jennison Value Fund

Prudential Investment Portfolios 8

Prudential QMA Stock Index Fund

Prudential Investment Portfolios 9

Prudential Real Estate Income Fund

Prudential Select Real Estate Fund

Prudential Absolute Return Bond Fund

Prudential International Bond Fund

Prudential Investment Portfolios 10

Prudential Jennison Equity Income Fund

Prudential QMA Mid-Cap Value Fund

Prudential Investment Portfolios 12

Prudential QMA Long-Short Equity Fund

Prudential Short Duration Muni High Income Fund

Prudential US Real Estate Fund

Prudential Global Real Estate Fund

Prudential Investment Portfolios 14

Prudential Floating Rate Income Fund

Prudential Government Income Fund

Prudential Investment Portfolios, Inc. 15

Prudential High Yield Fund

Prudential Short Duration High Yield Income Fund

Prudential Investment Portfolios 16

Prudential QMA Defensive Equity Fund

Prudential Income Builder Fund

Prudential Investment Portfolios, Inc. 17

Prudential Short Duration Multi-Sector Bond Fund

Prudential Total Return Bond Fund

Prudential Investment Portfolios 18

Prudential Jennison MLP Fund

Prudential Jennison 20/20 Focus Fund

Prudential National Muni Fund, Inc.

Prudential National Muni Fund

Prudential Jennison Blend Fund, Inc.

Prudential Jennison Blend Fund

Prudential Sector Funds, Inc.

Prudential Financial Services Fund

Prudential Jennison Utility Fund

Prudential Jennison Health Sciences Fund

Prudential World Fund, Inc.

Prudential QMA International Equity Fund

Prudential Jennison Global Infrastructure Fund

Prudential Emerging Markets Debt Local Currency Fund

Prudential Jennison Emerging Markets Equity Fund

Prudential Jennison Global Opportunities Fund

Prudential Jennison International Opportunities Fund

Prudential Jennison Mid-Cap Growth Fund, Inc.

Prudential Jennison Mid-Cap Growth Fund

Prudential Jennison Small Company Fund, Inc.

Prudential Jennison Small Company Fund

Prudential Jennison Natural Resources Fund, Inc.

Prudential Jennison Natural Resources Fund

Prudential Global Total Return Bond Fund, Inc.

Prudential Global Total Return Bond Fund

Prudential Short Term Corporate Bond Fund, Inc.

Prudential Short Term Corporate Bond Fund

Prudential Government Money Market Fund, Inc.

Prudential Government Money Market Fund

Target Portfolio Trust

Prudential Core Bond Fund

Prudential Corporate Bond Fund

Prudential Small-Cap Value Fund

 LR932